SHORT TERM AND LONG TERM DEBT	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
SHORT TERM AND LONG TERM DEBT
NOTE 9:	SHORT TERM AND LONG-TERM DEBT

1.
On May 17, 2012, the Company entered into loan agreements, with two Israeli Banks, pursuant to which the Company borrowed a total of $10,000. As of December 31, 2016, the Company fully repaid one of the loans, and the outstanding balance of $400 was fully repaid on April 2017.

2.
On November 30, 2015, concurrently with the closing of the Undertone acquisition, Interactive Holding Corp. entered into a new secured credit agreement for $50,000, due in quarterly installments from March 2016 to November 2019. The installments started at $625 per quarter, increase to $1,250 per quarter in March 2018 and require a final payment upon maturity of $35,000. The outstanding principal bears interest at LIBOR plus 5.5% per annum and is secured by substantially all the assets of the companies in the Undertone group and by guarantees of such companies. The credit is required to be prepaid by Undertone in certain circumstances, such as from proceeds of asset sales or casualty insurance policies, debt or equity offerings, or from excess cash flow in the event that Undertone's total leverage ratio exceeds specified targets, and a pro rata portion of indemnification payments (or offset of the holdback amount) under the Merger Agreement. The debt issuance cost amounted to $1,399, which was deducted from the carrying amount of that debt in the consolidated balance sheets and amortized during the term of the loan as interest expense according to the effective interest method.

According to the credit agreement, Undertone has the option for prepayment, which shall be applied to principal installments as specified by Undertone. In 2016, Undertone prepaid $5,000, which was applied to the final principal upon maturity. In May 2017, Undertone prepaid an additional $5,000, which was applied to the final principal upon maturity. In November 2017, Undertone opted to exercise its equity cure right to cure certain financial covenant defaults for the fiscal quarter ending September 30, 2017.  To this extent, Undertone paid $1,580 which was applied to subsequent amortization payments in the direct order of maturity. In connection with the exercise of this equity cure, Undertone paid an additional $264 which was applied to the amortization payment for December 31, 2017. As of December 31, 2017, the principal outstanding balance was $32,343.

Under said credit facility, Undertone is required to maintain financial covenants as of the end of each fiscal quarter as set forth in the credit facility. The Company’s covenants obligations related to its secured credit agreement with respect to the fiscal quarter ending December 31, 2017 have been waived. On March 6, 2018, the Company entered into a fourth amendment to its secured credit agreement which provides for a waiver of the financial covenants of the quarter ending December 31, 2017, and provides covenants relief. The Amendment also provides for additional covenant relief for every $2,000 increment of voluntary prepayments on the term loan up to $4,000. The Amendment was conditioned upon an $8,000 prepayment of the term loan, which took place the same date.

3.
On November 22, 2015, the Company borrowed $19,900 under a credit facility from an Israeli Bank. The credit facility was secured by a lien on the accounts receivable of ClientConnect Ltd., an Israeli subsidiary of Perion, from its current and future business clients and was guaranteed by Perion. In November 2016, the Company repaid the credit facility in full.

4.
On November 28, 2016, the Company borrowed $7,000 under a credit facility from the same Israeli bank. The credit facility is guaranteed by a lien on the accounts receivable of ClientConnect Ltd., from its current and future business clients and is guaranteed by Perion. As of December 31, 2016, the utilized balance of the credit facility was $7,000 bearing annual interest of LIBOR + 3.3%. On January 26, 2017, the Company repaid the credit facility.

5.
On May 9, 2017, the Company secured $17.5 million under a new credit facility from an Israeli bank. $17.5 million includes $12.5M revolving credit line and $5M term loan. The $12.5M credit facility is secured, among other, by a lien on the accounts receivable of ClientConnect Ltd., an Israeli subsidiary, from its current and future business clients.  Both facilities are guaranteed by Perion. Out of the total credit facility, $5.0 million is a long-term loan bearing interest at LIBOR plus 5% per annum, to be repaid in 36 equal installments starting from June 30, 2017, and a $12.5 million revolving credit line bearing interest at LIBOR plus 3.5% per annum. As of December 31, 2017, the remaining balance of the loan was $4.1 million. The $12.5 million credit line is available until May 15, 2020 and is not utilized as of December 31, 2017.

As of December 31, 2017, the aggregate principal annual maturities according to all of the above loan agreements were as follows:

Repayment amount

2018	$6,102
2019	29,714
2020	694

Total principal payments	36,510
Less: unamortized original issue discount	(842)

Present value of principal payments	35,668
Less: current portion	(5,642)

Long-term debt	$30,026